Shareholder’s Equity (Deficit) (Details) - Schedule of activities share options - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of activities share options [Line Items]
Number of Share Options, Outstanding (in Shares)	1,235,076
Weighted Average Exercise Price, Outstanding (in Dollars per share)	$ 9.5
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable
Number of Share Options, Granted (in Shares)	15,585	1,235,076
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 31.85	$ 9.5
Aggregate Intrinsic Value, Granted
Number of Share Options, Expired, forfeited or cancelled (in Shares)	(275,327)
Weighted Average Exercise Price, Expired, forfeited or cancelled (in Dollars per share)	$ 9.5
Aggregate Intrinsic Value, Expired, forfeited or cancelled
Number of Share Options, Outstanding (in Shares)	975,334	1,235,076
Weighted Average Exercise Price, Outstanding (in Dollars per share)	$ 9.86	$ 9.5
Weighted Average Remaining Contractual Term, Outstanding	9 years 21 days	9 years 18 days
Aggregate Intrinsic Value, Outstanding	$ 24,137,435